                               TABLE OF CONTENTS

Letter to Shareholders...........................  1
Economic Snapshot................................  2
Performance Results..............................  3
Portfolio Management Review......................  4
Glossary of Terms................................  7
A Focus on Senior Loans..........................  8
Portfolio Highlights.............................  9
Portfolio of Investments......................... 11
Statement of Assets and Liabilities.............. 35
Statement of Operations.......................... 36
Statement of Changes in Net Assets............... 37
Statement of Cash Flows.......................... 38
Financial Highlights............................. 39
Notes to Financial Statements.................... 40
Report of Independent Accountants................ 46

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

                             LETTER TO SHAREHOLDERS

August 19, 1999

Dear Shareholder,
    With the volatility that we've experienced recently in many financial markets, some investors have sold securities because of uncertainty about where the markets were going, only to be left rethinking whether they made the right decision. We've witnessed this kind of market activity numerous times over the past several years, sparked by concerns such as the impact of the Asian economic crisis, high stock valuations, or, most recently, the stability of many high-flying technology companies. While these fears eventually subsided, investors who may have sold during this period were unable to reap the benefits of the subsequent rally. That's partly because most of the recent big gains happened in relatively short periods of time. This kind of volatility--and the danger of making short-term decisions--highlights the importance of investing for the long-term, in accordance with your individual financial objectives.
    Although the worst of the Asian crisis appears to be behind us, new concerns are always emerging. In the coming months, we'll likely hear more about how the year 2000 computer problem may affect the markets or that we're overdue for a correction. While the markets could undoubtedly suffer as a result of these or any number of other events, we encourage you to focus on your long-term investment goals. Although nothing is certain, history has shown us that over time, the markets tend to recover--and most investors want to be positioned to take advantage of any recovery.
    If you have concerns about market volatility or questions about how your portfolio is structured to respond to these events, we encourage you to contact your financial advisor. Your advisor can talk with you about sustaining a long-term investment plan through a variety of market conditions. We hope that Van Kampen Funds will play an important role as you and your advisor build a portfolio designed to help you weather what the markets have in store.

Sincerely,

[SIG.]
Richard F. Powers, III

Chairman
Van Kampen Investment Advisory Corp.

[SIG.]
Dennis J. McDonnell

President
Van Kampen Investment Advisory Corp.

                               ECONOMIC SNAPSHOT

    The economy continued to experience impressive growth during the past 12 months, but finally began to show signs of moderating toward the end of the reporting period.

ECONOMIC GROWTH
    The nation's gross domestic product (GDP), which peaked at 6.0 percent in the fourth quarter of 1998, fell to more sustainable levels in the first and second quarters of 1999. The unusually strong GDP early in the reporting period was fueled by an increase in consumer spending, which was attributed to vibrant consumer confidence as a result of the strong job market. However, economic growth leveled off in the second quarter of 1999, as did consumer confidence and retail spending.

EMPLOYMENT ENVIRONMENT
    Throughout the reporting period, unemployment remained low, the number of jobs grew, and wages rose. The labor market remained especially tight in the service industry and most urban areas. As a result, the cost of labor as measured by the Employment Cost Index grew at a surprising rate in July, causing concerns about the potential for higher inflation in the months ahead.

INFLATION AND INTEREST RATES
    Inflation remained low during most of the reporting period, although a sharp increase in oil prices contributed to a spike in April's consumer price index report (CPI). Following this up-tick, the Federal Reserve raised interest rates
0.25 percent on June 30, partially reversing a series of rate decreases from the fall of 1998. (Editor's Note: The Fed increased rates an additional 0.25 percent on August 24.)

ECONOMIC OUTLOOK
    We believe the moderate slowdown in growth may continue, bringing the economy back to historically normal levels. Strong corporate earnings, low unemployment, and an active housing market should provide some balance against slower spending and job growth rates.

                          INTEREST RATES AND INFLATION
                      July 31, 1997, through July 31, 1999
                                    [GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Jul 1997                                                                      6.0                              2.2
                                                                              5.5                              2.2
                                                                             6.25                              2.2
Oct 1997                                                                     5.75                              2.1
                                                                           5.6875                              1.8
                                                                              6.5                              1.7
Jan 1998                                                                   5.5625                              1.6
                                                                            5.625                              1.4
                                                                            6.125                              1.4
Apr 1998                                                                    5.625                              1.4
                                                                           5.6875                              1.7
                                                                              6.0                              1.7
Jul 1998                                                                   5.5625                              1.7
                                                                           5.9375                              1.6
                                                                             5.75                              1.5
Oct 1998                                                                     5.25                              1.5
                                                                            4.875                              1.5
                                                                              4.0                              1.6
Jan 1999                                                                   4.8125                              1.7
                                                                            4.875                              1.6
                                                                            5.125                              1.7
Apr 1999                                                                   4.9375                              2.3
                                                                              4.5                              2.1
                                                                              4.0                              2.0
Jul 1999                                                                     4.75                              2.1

    Interest rates are represented by the closing midline federal funds rate on the last day of each month. Inflation is indicated by the annual percent change of the Consumer Price Index for all urban consumers at the end of each month.

             PERFORMANCE RESULTS FOR THE PERIOD ENDED JULY 31, 1999

                       VAN KAMPEN PRIME RATE INCOME TRUST

 TOTAL RETURNS AND DISTRIBUTION RATE

One-year total return(1)...................................     5.23%
Five-year average annual total return(1)...................     6.98%
Life-of-Trust average annual total return(1)...............     7.47%
Commencement date..........................................  10/04/89
Distribution rate(2).......................................     6.48%
 SHARE VALUATIONS
Net asset value on 07/31/99................................     $9.85
One-year high net asset value (12/09/98)...................     $9.98
One-year low net asset value (07/31/99)....................     $9.85

(1)Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of any early withdrawal charges.

(2)Distribution rate is based upon the offering price of $9.90 and the current monthly dividend of $.0535 per share as of July 23, 1999.

Past performance does not guarantee future results. Distribution rate and net asset value may fluctuate with market conditions. Trust shares, when tendered, may be worth more or less than their original cost.

This report is intended for shareholders of the Trust and may not be used as sales literature with prospective investors unless it is preceded or accompanied by the Trust's current prospectus, which gives more complete information about charges and expenses, investment objectives and operating policies. Prospective investors should read the prospectus carefully before investing or sending money.

                          PORTFOLIO MANAGEMENT REVIEW
                       VAN KAMPEN PRIME RATE INCOME TRUST

We recently spoke with the portfolio management team of the Van Kampen Prime Rate Income Trust about the key events and economic forces that shaped the markets during the past year. On July 23, 1999, Dennis J. McDonnell, president and chief operating officer of Van Kampen Investment Advisory Corp., assumed day-to-day management responsibilities for the Trust.

    Mr. McDonnell has more than 30 years of asset management experience and was pivotal in Van Kampen's entry into the senior loan business in 1989. He has had oversight responsibilities for all senior loan fund operations since the Trust's inception. The following excerpts reflect his views on the Trust's performance during the 12 months ended July 31, 1999.

   Q CAN YOU DESCRIBE THE CONDITIONS OF THE SENIOR LOAN MARKET DURING THE PAST YEAR?

   A The second half of 1998 saw considerable volatility across the financial markets, but the senior loan market handled the challenging conditions quite well. Economic turmoil overseas sparked a credit crunch in the
United States, as banks became more cautious about lending to corporations--many banks feared that a drop in corporate earnings might hinder the borrowers' ability to repay their loans. This caution contributed to a slowdown in new issuance of senior loans. The loans that did come to market carried attractive yields, as banks required borrowing companies to pay a premium in light of the uncertain economic environment. In addition, the companies that could afford to pay these premiums were firms that generally displayed strong fundamentals. This combination of desirable yields and strong issuers resulted in favorable opportunities to add to our senior loan portfolio.

    The Federal Reserve Board responded to market conditions with a series of interest-rate cuts in late 1998. The market's absorption of these cuts in early 1999 coincided with a general recovery among global economies, and these factors helped alleviate the U.S. credit crunch and accelerate new issuance in the senior loan market. Surprisingly healthy economic growth and a mild surge in inflation prompted the Fed to raise rates in June, adding more opportunities to find attractive yields in the senior loan market. However, the corporate debt market (including bonds and bank loans) has been experiencing some deterioration over the last several months, resulting in an increase in the default rate.

   Q  HOW DID CHANGING INTEREST RATES AFFECT THE TRUST'S DIVIDEND?

   A Senior loans have the ability to adjust their interest payments over time in conjunction with changes in interest rates--generally, interest rates on loans in the Trust's portfolio reset every 30 to 90 days. As a result, the income generated by the Trust usually reflects the prevailing trend in short-term interest rates. During late 1998, many of the Trust's holdings adjusted their interest rates to reflect the downward trend in short-term rates and the reductions by the Fed. We lowered the Trust's dividend accordingly on two occasions last fall. In 1999, however, interest rates have been on the upswing, so we were able to raise the Trust's dividend in June.

   Q  WHAT AREAS OF THE MARKET OFFERED THE BEST OPPORTUNITIES?

   A As has been the case for awhile now, we found many opportunities in the telecommunications arena--including cellular, wireless, and personal communications systems. This segment constituted the largest industry weighting in the portfolio. Telecommunications continues to experience a high level of merger-and-acquisition activity, for which senior loans have helped provide the financing. In addition to telecommunications, we had significant positions in broadcasting and chemicals, plastics, and rubber.

   Q  CAN YOU TALK ABOUT SOME OF YOUR LARGEST HOLDINGS?

   A Most of the borrowing companies represented in the portfolio provide basic goods and services to the domestic economy. Senior loans often provide integral financing for the growth and development of these firms.
Currently, we hold more than 310 issues from 47 industry sectors. Among our ten largest holdings are:

    - Lyondell Petrochemical--An oil refiner and petrochemical maker, Lyondell used senior loans to help finance its acquisition of ARCO Chemical in 1998.

    - Metro-Goldwyn-Mayer (MGM)--This company produces and distributes television programs and motion pictures.

    - Charter Communications--This national provider of cable television and related telecommunications services is owned by Paul Allen, co-founder of Microsoft.

    - Chancellor Broadcasting--This diversified media company has interests in radio, outdoor advertising, and television. Chancellor Broadcasting continues to benefit from industry deregulation.

    - Safety-Kleen--This firm provides hazardous and industrial waste management services, including collection, processing, recycling, and disposal.

    When we purchase senior loans for the Trust's portfolio, we seek companies that we believe can perform well in the long run and make their loan payments on schedule. Keep in mind, however, that every loan in the portfolio is subject to credit risk. A senior loan issuer that finds itself unable to make timely principal and interest payments is subject to the risk of default or bankruptcy which would have a negative effect on the Trust's net asset value. For additional portfolio highlights, please refer to page 9.

   Q  WHAT FACTORS WORKED AGAINST THE TRUST?

   A The portfolio had significant exposure to the health-care industry, which underperformed during the reporting period. This exposure negatively affected the Trust's performance and earnings. The challenges imposed by managed care and changing Medicare reimbursement policies caused this area of the market to struggle, and we believe these challenges will continue to have an impact on the health-care industry into next year. Despite this turbulence, we feel confident in the management teams of the borrowing companies in which we've invested, and we expect them to adapt to the new health-care environment.

    Another factor that negatively affected the Trust's performance was defaults in certain senior loan holdings.

   Q  HOW DID THE TRUST PERFORM DURING THE REPORTING PERIOD?

   A The Trust's total return for the 12-month period was 5.23 percent(1) at net asset value, and the Trust's current monthly dividend of $0.0535 represented a distribution rate of 6.48 percent(2). For more information on the Trust's performance, please refer to the chart and footnotes on page 3. Past performance does not guarantee future results.

   Q  WHAT IS YOUR OUTLOOK FOR THE SENIOR LOAN MARKET AND FOR THE TRUST?

   A Looking forward, there are several factors in place that suggest a generally favorable environment for senior loans. Strong new issuance continues to provide an ample supply of loans, and rising interest rates have begun to create both increased income potential and increased demand for senior loan products.

    Nevertheless, we are mindful of deteriorating credit conditions, which may adversely affect senior loan valuations. In light of the recent rise in defaults and bankruptcy filings by corporate borrowers, we expect some weakening in the quality of some existing positions in the portfolio, which could lead to greater fluctuation in the Trust's net asset value than has been our previous experience. During the reporting period, the Trust's net asset value fluctuated between $9.85 and $9.98 per share. (Editor's note: As of September 14, 1999, the Trust's net asset value was $9.78.) We expect to keep the Trust invested in a broad variety of industries and individual loans, in our effort to limit the effects of problems with a particular issuer or industry.

[SIG.]
Dennis J. McDonnell

President
Van Kampen Investment Advisory Corp.

                               GLOSSARY OF TERMS

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve
    System, which is the central bank of the United States. Its policy-making committee, called the Federal Open Market Committee, meets eight times a year to establish monetary policy and monitor the economic pulse of the United States.

FUNDAMENTALS: Characteristics of a company, such as revenue growth, earnings growth, financial strength, market share, and quality of management.

NET ASSET VALUE (NAV): The value of a mutual fund share, calculated by deducting a fund's liabilities from the total assets in its portfolio and dividing this amount by the number of shares outstanding. The NAV does not include any initial or contingent deferred sales charge.

SENIOR LOANS: Loans or other debt securities that are given preference to junior securities of the borrower. In the event of bankruptcy, payments to holders of senior loan obligations are given priority over payments to shareholders of subordinated debt, as well as shareholders of preferred and common stock. Senior loans may share priority status with other senior securities of the borrower, and such status is not a guarantee that monies to which the fund is entitled will be paid.

                            A FOCUS ON SENIOR LOANS

    The Prime Rate Income Trust invests primarily in senior collateralized loans to corporations, partnerships, and other business entities that operate in a variety of industries and geographic locations. Senior loans have a number of characteristics that, in the opinion of the Trust's management team, are important to the integrity of the Trust's portfolio. These include:

SENIOR STANDING
    With respect to interest payments, senior loans generally have priority over other classes of loans, preferred stock, or common stocks, though they may have equal status with other securities of the borrower. This status is not a guarantee, however, that monies to which the Trust is entitled will be paid. If they are not fully paid, it potentially could have a negative effect on the Trust's net asset value. For more details, please refer to the prospectus.

COLLATERAL BACKING
    Senior loans are often secured by collateral that has been pledged by the borrower under the terms of a loan agreement. Forms of collateral include trademarks, accounts receivable or inventory, buildings, real estate, franchises, and common and preferred stock in subsidiaries and affiliates. Under certain circumstances, collateral might not be entirely sufficient to satisfy the borrower's obligations in the event of nonpayment of scheduled interest or principal, and in some instances may be difficult to liquidate on a timely basis.
    Additionally, a decline in the value of the collateral could cause the loan to become substantially undersecured, and circumstances could arise (such as bankruptcy of a borrower) that could cause the Trust's security interest in the loan's collateral to be invalidated. This could potentially have a negative effect on the Trust's net asset value.

CREDIT QUALITY
    Many senior loans carry provisions designed to protect the lender in certain circumstances. In addition, the variable-rate nature of the portfolio is expected to lessen the fluctuation in the Trust's net asset value. However, the net asset value will still be subject to the influence of changes in the real or perceived credit quality of the loans in which the Trust invests. This may occur, for example, in the event of a sudden or extreme increase in prevailing interest rates, a default in a loan in which the Trust holds an interest, or a substantial deterioration in the borrower's creditworthiness. From time to time, the Trust's net asset value may be more or less than at the time of the investment.

SPECIAL CONSIDERATIONS
    Under normal market conditions, the Trust may invest up to 20 percent of its assets in senior loans that are not secured by any specific collateral. From time to time, the Trust may hold equity positions as collateral, which may contribute to volatility in the Trust's net asset value. These equity positions may or may not be traded on stock exchanges and valued daily at the market price. It is management's opinion that shareholders will generally ultimately benefit from these holdings. In addition, up to 20 percent of the Trust's assets may be invested in senior loans made to non-U.S. borrowers, although these loans must be U.S.-dollar denominated.

                              PORTFOLIO HIGHLIGHTS

                       VAN KAMPEN PRIME RATE INCOME TRUST
 TOP FIVE PORTFOLIO INDUSTRIES AS A PERCENTAGE OF VARIABLE RATE SENIOR LOAN INTERESTS

AS OF JULY 31, 1999
Health Care ...................................  10.5%
Broadcasting--Cable ...........................   6.1%
Hotels, Motels, & Gaming ......................   6.0%
Telecommunications--Cellular ..................   5.9%
Chemicals, Plastics & Rubber ..................   5.1%

 NET ASSET VALUE SINCE INCEPTION

OCTOBER 4, 1989 THROUGH JULY 31, 1999
Net Asset Value Graph

                                                                  VAN KAMPEN PRIME RATE INCOME TRUST
                                                                  ----------------------------------
Oct 1989                                                                         10.00
                                                                                 10.02
                                                                                 10.02
                                                                                 10.02
                                                                                 10.02
                                                                                 10.02
                                                                                 10.01
                                                                                 10.01
                                                                                 10.01
Jul 1990                                                                         10.01
                                                                                 10.00
                                                                                 10.00
                                                                                 10.00
                                                                                  9.99
                                                                                  9.99
                                                                                 10.00
                                                                                  9.99
                                                                                  9.99
                                                                                  9.99
                                                                                  9.98
                                                                                  9.98
Jul 1991                                                                          9.99
                                                                                  9.98
                                                                                  9.99
                                                                                 10.00
                                                                                 10.00
                                                                                 10.01
                                                                                 10.00
                                                                                 10.02
                                                                                 10.00
                                                                                 10.00
                                                                                  9.98
                                                                                  9.99
Jul 1992                                                                         10.00
                                                                                 10.00
                                                                                 10.00
                                                                                 10.01
                                                                                  9.99
                                                                                 10.04
                                                                                 10.06
                                                                                 10.05
                                                                                 10.04
                                                                                 10.04
                                                                                 10.02
                                                                                 10.00
Jul 1993                                                                         10.00
                                                                                 10.01
                                                                                 10.01
                                                                                 10.01
                                                                                 10.03
                                                                                 10.07
                                                                                 10.07
                                                                                 10.06
                                                                                 10.05
                                                                                 10.04
                                                                                 10.04
                                                                                 10.04
Jul 1994                                                                         10.05
                                                                                 10.05
                                                                                 10.04
                                                                                 10.05
                                                                                 10.04
                                                                                 10.06
                                                                                 10.04
                                                                                 10.02
                                                                                 10.03
                                                                                 10.04
                                                                                 10.05
                                                                                 10.05
Jul 1995                                                                         10.05
                                                                                 10.05
                                                                                 10.04
                                                                                 10.03
                                                                                 10.03
                                                                                 10.03
                                                                                 10.02
                                                                                 10.02
                                                                                 10.00
                                                                                 10.00
                                                                                 10.00
                                                                                 10.00
Jul 1996                                                                         10.00
                                                                                 10.00
                                                                                 10.01
                                                                                 10.00
                                                                                 10.00
                                                                                  9.99
                                                                                  9.99
                                                                                  9.98
                                                                                  9.98
                                                                                  9.97
                                                                                  9.97
                                                                                  9.97
Jul 1997                                                                          9.96
                                                                                  9.96
                                                                                  9.96
                                                                                  9.96
                                                                                  9.97
                                                                                  9.97
                                                                                  9.97
                                                                                  9.98
                                                                                  9.96
                                                                                  9.96
                                                                                  9.97
                                                                                  9.98
Jul 1998                                                                          9.98
                                                                                  9.93
                                                                                  9.93
                                                                                  9.96
                                                                                  9.97
                                                                                  9.93
                                                                                  9.92
                                                                                  9.93
                                                                                  9.91
                                                                                  9.93
                                                                                  9.90
                                                                                  9.89
Jul 1999                                                                          9.85

Past performance does not guarantee future results.

                       VAN KAMPEN PRIME RATE INCOME TRUST
 CURRENT DISTRIBUTION

OCTOBER 4, 1989 THROUGH JULY 23, 1999
[GRAPH]

                                                                VAN KAMPEN PRIME RATE INCOME
                                                                           TRUST                      3-MONTH TREASURY BILL
                                                                ----------------------------          ---------------------
Oct 1989                                                                                                       8.03
                                                                                                               7.84
                                                                           10.48                               7.78
                                                                           10.24                               8.01
                                                                           10.00                               8.03
                                                                           10.00                               8.04
                                                                           10.01                               8.03
                                                                           10.00                               8.02
                                                                           10.00                               7.99
Jul 1990                                                                   10.00                               7.73
                                                                           10.00                               7.61
                                                                           10.00                               7.35
                                                                           10.00                               7.34
                                                                           10.01                               7.26
                                                                           10.01                               6.64
                                                                            9.50                               6.38
                                                                            9.00                               6.26
                                                                            8.76                               5.93
                                                                            8.51                               5.69
                                                                            8.06                               5.69
                                                                            8.02                               5.69
Jul 1991                                                                    8.02                               5.68
                                                                            7.76                               5.48
                                                                            7.62                               5.25
                                                                            7.60                               4.97
                                                                            7.26                               4.46
                                                                            6.50                               3.96
                                                                            6.51                               3.94
                                                                            6.50                               4.02
                                                                            6.51                               4.14
                                                                            6.51                               3.77
                                                                            6.52                               3.77
                                                                            6.52                               3.65
Jul 1992                                                                    6.00                               3.24
                                                                            6.01                               3.22
                                                                            5.99                               2.74
                                                                            5.99                               3.01
                                                                            6.00                               3.34
                                                                            5.98                               3.14
                                                                            5.96                               2.97
                                                                            5.97                               3.00
                                                                            6.01                               2.96
                                                                            6.01                               2.96
                                                                            6.02                               3.11
                                                                            6.04                               3.08
Jul 1993                                                                    5.76                               3.10
                                                                            5.75                               3.07
                                                                            5.75                               2.98
                                                                            5.50                               3.10
                                                                            5.49                               3.20
                                                                            5.47                               3.06
                                                                            5.47                               3.03
                                                                            5.48                               3.43
                                                                            5.72                               3.55
                                                                            6.16                               3.95
                                                                            6.50                               4.24
                                                                            6.50                               4.22
Jul 1994                                                                    6.50                               4.36
                                                                            6.81                               4.66
                                                                            7.00                               4.77
                                                                            7.00                               5.15
                                                                            7.00                               5.71
                                                                            7.57                               5.69
                                                                            8.01                               5.99
                                                                            8.04                               5.94
                                                                            8.03                               5.87
                                                                            8.02                               5.86
                                                                            8.02                               5.80
                                                                            8.01                               5.57
Jul 1995                                                                    8.02                               5.58
                                                                            8.01                               5.44
                                                                            8.02                               5.41
                                                                            8.03                               5.51
                                                                            8.03                               5.49
                                                                            7.54                               5.08
                                                                            7.54                               5.05
                                                                            7.25                               5.03
                                                                            7.26                               5.14
                                                                            7.01                               5.15
                                                                            6.80                               5.18
                                                                            6.80                               5.16
Jul 1996                                                                    6.80                               5.31
                                                                            7.01                               5.28
                                                                            7.01                               5.03
                                                                            7.01                               5.15
                                                                            7.01                               5.13
                                                                            7.02                               5.17
                                                                            7.02                               5.15
                                                                            7.02                               5.22
                                                                            7.02                               5.32
                                                                            7.03                               5.23
                                                                            7.03                               4.94
                                                                            7.03                               5.17
Jul 1997                                                                    6.80                               5.23
                                                                            6.80                               5.22
                                                                            6.80                               5.10
                                                                            6.80                               5.20
                                                                            6.79                               5.20
                                                                            6.79                               5.35
                                                                            6.79                               5.18
                                                                            6.78                               5.31
                                                                            6.79                               5.12
                                                                            6.79                               4.97
                                                                            6.79                               5.01
                                                                            6.77                               5.08
Jul 1998                                                                    6.79                               5.07
                                                                            6.81                               4.83
                                                                            6.82                               4.36
                                                                            6.48                               4.32
                                                                            6.18                               4.48
                                                                            6.20                               4.45
Jul 1999                                                                    6.21                               4.45
                                                                            6.20                               4.67
                                                                            6.21                               4.48
                                                                            6.20                               4.54
                                                                            6.22                               4.63
                                                                            6.49                               4.78
                                                                            6.48                               4.66

 TOP FIVE HOLDINGS AS A PERCENTAGE OF VARIABLE RATE SENIOR LOAN INTERESTS

AS OF JULY 31, 1999
Charter Communications, Inc. ..................  2.75%
Allied Waste North America, Inc. ..............  2.34%
Starwood Hotels & Resorts Worldwide, Inc. .....  2.20%
Integrated Health Services, Inc. ..............  2.03%
Nextel Finance Co. ............................  1.86%

Past performance does not guarantee future results.

                            PORTFOLIO OF INVESTMENTS

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            VARIABLE RATE ** SENIOR LOAN INTERESTS  89.2%
            AEROSPACE/DEFENSE  0.6%
$  8,935    Aerostructures Corp.,
            Term Loan................  NR        BB-    12/31/03 to 09/06/04   $    8,944,347
  13,030    Aircraft Braking Systems,
            Inc., Term Loan..........  NR        NR           10/15/05             13,028,371
  10,460    Decrane Finance Co.,
            Term Loan................  B2        B+     09/30/05 to 04/23/06       10,458,252
   8,751    Fairchild Holding Corp.,
            Term Loan................  Ba3       BB-          04/30/06              8,718,938
   8,626    United Defense
            Industries, Inc., Term
            Loan.....................  Ba3       BB-    10/06/05 to 10/06/06        8,626,037
                                                                               --------------
                                                                                   49,775,945
                                                                               --------------
            AUTOMOTIVE  2.6%
  34,000    American Axel and
            Manufacturing Co., Term
            Loan.....................  Ba3       BB-          04/30/06             33,999,238
  10,000    American Bumper and
            Manufacturing Co., Term
            Loan.....................  NR        NR           04/30/04              9,992,999
  55,833    Breed Technologies, Inc.,
            Term Loan................  Caa1      CCC    04/27/04 to 04/27/06       55,823,812
   4,415    Breed Technologies, Inc.,
            Revolving Credit
            Agreement................  Caa1      CCC          04/27/04              4,414,294
  15,000    Dura Operating Corp, Term
            Loan.....................  Ba3       BB-          03/31/06             14,976,526
  40,000    Federal Mogul Corp., Term
            Loan.....................  Ba2       NR           03/24/05             39,998,082
   9,950    Insilco Corp., Term
            Loan.....................  Ba3       B+           11/24/05              9,950,000
   4,798    JMS Automotive
            Rebuilders, Inc., Term
            Loan (a)(b)..............  NR        NR           06/30/04                479,761
  10,000    Metalforming
            Technologies, Inc., Term
            Loan.....................  NR        NR           06/30/06              9,998,985

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            AUTOMOTIVE (CONTINUED)
$  7,769    Murray's Discount Auto
            Stores, Inc., Term
            Loan.....................  NR        NR           06/30/03         $    6,985,640
   8,612    The Plastech Group, Term
            Loan.....................  NR        NR     04/01/02 to 04/01/04        8,603,055
  16,491    Safelite Glass Corp.,
            Term Loan................  B1        B+     12/23/04 to 12/23/05       16,492,344
                                                                               --------------
                                                                                  211,714,736
                                                                               --------------
            BEVERAGE, FOOD, & TOBACCO  2.1%
  46,930    Agrilink Foods, Term
            Loan.....................  B1        BB-    09/30/04 to 09/30/05       46,928,779
  11,500    Amerifoods Cos., Inc.,
            Term Loan (g)............  NR        NR           06/30/01             10,925,000
  37,406    Dr. Pepper Holdings,
            Inc., Term Loan..........  NR        NR           12/31/05             37,369,140
   9,369    Edwards Baking Corp.,
            Term Loan................  NR        NR     09/30/03 to 09/30/05        9,354,199
  12,375    Favorite Brands
            International, Inc., Term
            Loan.....................  Caa3      NR           05/19/05             11,132,174
  17,977    Fleming Cos., Inc., Term
            Loan.....................  Ba3       BB+          07/25/04             17,957,466
  19,853    Fleming Cos., Inc.,
            Revolving Credit
            Agreement................  Ba3       BB+          07/25/03             19,852,028
   7,425    Leon's Bakery, Inc., Term
            Loan.....................  NR        NR           05/02/05              7,424,294
   9,620    Southern Foods Group,
            Inc., Term Loan..........  Ba3       BB-          02/28/06              9,623,611
                                                                               --------------
                                                                                  170,566,691
                                                                               --------------
            BROADCASTING--CABLE  5.4%
   9,800    Bresnan Communications
            Co., LP, Term Loan.......  Ba3       BB+          01/29/08              9,798,569
 200,000    Charter Communications,
            Inc., Term Loan..........  Ba3       BB+          03/17/08            200,006,254
  46,906    Chelsea Communications,
            Inc., Term Loan..........  Ba2       NR           12/31/04             46,903,030
  10,400    Encore Investments, Term
            Loan.....................  NR        NR           06/30/04             10,400,000

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            BROADCASTING--CABLE (CONTINUED)
$ 44,278    Falcon Communications,
            Inc., Term Loan..........  NR        BB           12/31/07         $   44,269,363
  15,000    Frontiervision Operating
            Partners, LP, Term
            Loan.....................  Ba3       BB           03/31/06             14,996,721
  20,694    Garden State Cablevision,
            LP, Revolving Credit
            Agreement................  NR        NR           06/30/05             20,694,291
  53,416    InterMedia Partners IV,
            LP, Term Loan............  Ba3       NR     01/01/05 to 12/31/07       53,404,413
  30,286    Triax Midwest Associates,
            Term Loan................  NR        NR     06/30/06 to 06/30/07       30,279,581
   1,676    Triax Midwest Associates,
            Revolving Credit
            Agreement................  NR        NR           06/30/06              1,675,566
   7,000    TW Fanch, Term Loan......  NR        NR           12/31/07              6,974,486
                                                                               --------------
                                                                                  439,402,274
                                                                               --------------
            BROADCASTING--DIVERSIFIED  1.5%
  76,638    Chancellor Broadcasting
            Co., Term Loan...........  Ba1       BB-          06/30/05             76,637,798
  26,494    Chancellor Broadcasting
            Co., Revolving Credit
            Agreement................  Ba1       BB-          06/30/05             26,493,646
  15,000    Muzak Audio
            Communications, Inc.,
            Term Loan................  B1        B+           12/31/06             14,999,382
   5,000    White Knight
            Broadcasting, Inc., Term
            Loan.....................  NR        NR           06/30/07              5,001,301
                                                                               --------------
                                                                                  123,132,127
                                                                               --------------
            BROADCASTING--TELEVISION  1.6%
  20,000    Black Entertainment
            Television, Inc., Term
            Loan.....................  NR        NR           06/30/06             19,997,910
   9,511    Lin Television Corp.,
            Term Loan................  Ba3       BB-          03/31/07              9,510,107
   8,000    Quorom Broadcasting,
            Inc., Term Loan..........  Ba1       BB           09/30/07              7,998,997

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            BROADCASTING--TELEVISION (CONTINUED)
$ 63,800    Sinclair Broadcasting,
            Term Loan................  Ba2       BB-          09/15/05         $   63,722,969
  32,000    TLMD Acquisition Co.,
            Term Loan................  NR        NR           03/31/07             31,994,533
                                                                               --------------
                                                                                  133,224,516
                                                                               --------------
            BUILDINGS & REAL ESTATE  0.8%
  19,917    BSL Holdings, Term
            Loan.....................  NR        BB-          12/30/05             19,908,287
  47,222    Walter Industries, Inc.,
            Term Loan................  NR        NR           10/15/03             47,200,012
                                                                               --------------
                                                                                   67,108,299
                                                                               --------------
            CHEMICAL, PLASTICS & RUBBER  4.6%
  11,170    Cedar Chemicals Corp.,
            Term Loan................  NR        NR           10/30/03             11,170,062
  10,474    Foamex, LP, Term Loan....  B3        B      06/30/05 to 06/30/06       10,473,295
   4,833    Foamex, LP, Revolving
            Credit Agreement.........  B3        B            06/12/03              4,833,316
   6,563    Gentek, Inc., Term
            Loan.....................  Ba3       BB           04/30/07              6,562,584
  14,301    High Performance
            Plastics, Inc., Term
            Loan.....................  NR        NR           03/31/05             14,299,981
  40,551    Huntsman Group Holdings,
            Term Loan................  Ba2       BB     12/31/02 to 10/07/05       40,553,466
   9,524    Huntsman Group Holdings,
            Revolving Credit
            Agreement................  Ba2       BB           12/31/02              9,524,074
  55,000    Huntsman Specialty
            Chemical Corp., Term
            Loan.....................  Ba3       NR     06/30/07 to 06/30/08       54,997,176
   5,398    Jet Plastica Industries,
            Inc., Term Loan..........  NR        NR     12/31/02 to 12/31/04        5,389,977
  29,760    Kosa, LLC, Term Loan.....  Ba1       BB+          12/31/06             29,761,652
 121,018    Lyondell Petrochemical
            Co., Term Loan...........  Ba3       NR     06/30/03 to 05/17/06      121,002,634
  15,000    MetoKote Corp., Term
            Loan.....................  NR        NR           11/02/05             14,999,886
   5,102    NEN Acquisition
            Industries, Inc., Term
            Loan.....................  NR        NR           03/31/05              5,099,948
   9,800    Pioneer Americas
            Acquisition Corp., Term
            Loan.....................  B2        B+           12/31/06              9,787,227

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            CHEMICAL, PLASTICS & RUBBER (CONTINUED)
$  1,667    Sovereign Specialty,
            Inc., Revolving Credit
            Agreement................  B1        BB-          07/31/01         $    1,666,667
  11,144    Texas Petrochemicals
            Corp., Term Loan.........  Ba3       NR     06/30/01 to 06/30/04       11,143,229
   1,156    Texas Petrochemicals
            Corp., Revolving Credit
            Agreement................  Ba3       NR           12/31/02              1,156,000
   6,442    TruSeal Technologies,
            Inc., Term Loan..........  NR        NR           06/30/04              6,441,789
   8,100    Vinings Industries, Inc.,
            Term Loan................  NR        NR           03/31/05              8,099,555
   4,554    West American Rubber,
            Term Loan................  NR        NR           06/30/05              4,554,000
                                                                               --------------
                                                                                  371,516,518
                                                                               --------------
            CONSTRUCTION MATERIALS  1.7%
  20,883    Behr Process Corp., Term
            Loan.....................  NR        NR     03/31/02 to 03/31/05       20,884,934
   1,444    Brand Scaffold Services,
            Inc., Term Loan..........  B1        NR           09/30/02              1,446,747
  10,000    Dayton Superior Corp.,
            Term Loan................  NR        NR           09/29/05              9,998,255
  13,593    Falcon Building Products,
            Inc., Term Loan..........  B1        B+           06/30/05             13,592,692
   6,831    Flextek Components, Inc.,
            Term Loan (b)............  NR        NR           02/28/05              5,471,009
  59,349    National Gypsum Co., Term
            Loan.....................  NR        NR           09/20/03             59,347,577
   7,960    Panolam Industries, Inc.,
            Term Loan................  B1        B+     12/31/05 to 02/26/06        7,956,793
   6,491    Reliant Building
            Products, Inc., Term
            Loan.....................  B2        B+           03/31/04              6,489,588
  14,775    Werner Holding Co., Term
            Loan.....................  Ba3       B+     11/30/04 to 11/30/05       14,772,513
                                                                               --------------
                                                                                  139,960,108
                                                                               --------------

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            CONTAINERS, PACKAGING & GLASS  3.1%
$  8,203    Fleming Packaging Corp.,
            Term Loan................  NR        NR           08/30/04         $    8,200,322
   9,850    Graham Packaging Co.,
            Term Loan................  B1        B+     02/02/06 to 02/02/07        9,841,424
  29,288    Huntsman Packaging Corp.,
            Term Loan................  B1        BB-    09/30/05 to 06/30/06       29,288,301
  29,475    IPC, Inc., Term Loan.....  NR        B+           10/02/04             29,449,900
  37,190    Packaging Corp., Term
            Loan.....................  Ba3       BB     04/12/07 to 04/12/08       37,188,173
   4,971    Packaging Dynamics, Term
            Loan.....................  NR        NR           11/20/05              4,967,977
 118,847    Stone Container Corp.,
            Term Loan................  Ba3       B+           10/01/03            118,846,967
   7,874    Stronghaven, Inc., Term
            Loan.....................  NR        NR           05/15/04              7,085,501
   7,110    Tekni-Plex, Inc., Term
            Loan.....................  B1        B+           03/03/06              7,110,395
                                                                               --------------
                                                                                  251,978,960
                                                                               --------------
            DIVERSIFIED MANUFACTURING  2.5%
   3,472    Advanced Accessory
            Systems, LLC, Term
            Loan.....................  B1        B+           10/30/04              3,471,972
  30,000    Chart Industries, Inc.,
            Term Loan................  NR        NR           03/31/06             29,959,717
   7,633    CII Carbon, LLC, Term
            Loan.....................  NR        NR           06/25/08              7,632,783
   6,360    ConMed Corp., Term
            Loan.....................  B1        BB-          12/30/04              6,358,675
  14,625    Desa International, Term
            Loan.....................  B2        B+     11/26/03 to 12/26/04       14,621,732
  30,120    International Wire Group,
            Inc., Term Loan..........  B1        NR           09/30/03             30,118,627
   7,792    Intesys Technologies,
            Inc., Term Loan..........  NR        NR     06/30/04 to 06/30/06        7,791,551
     672    Intesys Technologies,
            Inc., Revolving Credit
            Agreement................  NR        NR           06/30/04                671,999
  18,352    Neenah Foundry Co., Term
            Loan.....................  Ba3       BB-          09/30/05             18,347,181
  27,043    Spalding Holdings, Inc.,
            Term Loan................  NR        B-     09/30/03 to 03/30/06       27,040,414

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING (CONTINUED)
$  7,930    Spalding Holdings, Inc.,
            Revolving Credit
            Agreement................  NR        B-           09/30/03         $    7,929,323
  12,292    Superior Telecom, Term
            Loan.....................  Ba3       B+           11/27/05             12,292,446
  24,688    UCAR International, Inc.,
            Term Loan................  Ba3       BB-          12/31/02             24,688,001
   6,161    United Fixtures Co., Term
            Loan.....................  NR        NR           12/15/02              6,161,228
   7,000    Western Industries, Inc.,
            Term Loan................  NR        NR           06/23/06              6,999,381
                                                                               --------------
                                                                                  204,085,030
                                                                               --------------
            ECOLOGICAL  3.5%
 170,000    Allied Waste North
            America, Inc., Term
            Loan.....................  Ba3       NR     07/23/06 to 07/23/07      170,000,000
   6,965    Environmental System,
            Inc., Term Loan..........  B1        BB-          09/30/05              6,965,000
 104,358    Safety-Kleen Corp., Term
            Loan.....................  Ba3       BB     03/10/05 to 03/10/06      104,347,654
                                                                               --------------
                                                                                  281,312,654
                                                                               --------------
            EDUCATION & CHILDCARE  0.2%
   8,602    Kindercare Learning
            Centers, Inc., Term
            Loan.....................  Ba3       B+           03/21/06              8,602,157
   4,906    La Petite Academy, Inc.,
            Term Loan................  B2        B            05/11/05              4,906,239
                                                                               --------------
                                                                                   13,508,396
                                                                               --------------
            ELECTRONICS  2.3%
  38,285    Amphenol Corp., Term
            Loan.....................  Ba3       B+     05/19/04 to 05/19/06       38,287,399
   6,817    Beltone Electronics,
            Inc., Term Loan..........  NR        NR           10/31/04              6,815,462
   3,663    Caribiner International,
            Term Loan................  NR        NR           09/30/03              3,663,205
  12,602    Chatham Technologies
            Acquisition, Inc., Term
            Loan.....................  NR        NR     08/18/03 to 08/18/05       12,601,310
   7,000    Communications
            Instruments, Inc., Term
            Loan.....................  Ba3       BB-          03/15/04              6,999,758
  47,850    DecisionOne Corp., Term
            Loan.....................  Caa3      B-     08/07/03 to 08/07/05       33,494,482
   5,384    Fisher Scientific
            International, Inc., Term
            Loan.....................  Ba3       B+     01/21/05 to 01/21/06        5,485,132

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            ELECTRONICS (CONTINUED)
$ 25,000    General Cable Corp., Term
            Loan.....................  Ba3       NR           06/30/07         $   24,993,799
   2,858    Labtec, Inc., Term
            Loan.....................  NR        NR           10/07/04              2,857,747
   4,435    Rowe International, Inc.,
            Term Loan................  NR        NR           12/31/03              4,435,436
   8,375    Sarcom, Inc., Term
            Loan.....................  NR        NR           12/31/02              8,374,602
   7,462    Stoneridge, Inc., Term
            Loan.....................  Ba3       BB           12/31/05              7,462,309
   9,969    Stratus Computers, Inc.,
            Term Loan................  NR        NR           02/26/05              9,965,085
  21,722    Viasystems, Inc., Term
            Loan.....................  B2        B+     04/30/03 to 06/30/05       21,717,394
   1,007    Viasystems, Inc.,
            Revolving Credit
            Agreement................  B2        B+           12/31/02              1,007,167
                                                                               --------------
                                                                                  188,160,287
                                                                               --------------
            ENTERTAINMENT & LEISURE  3.1%
  24,558    AMF Group, Inc., Term
            Loan.....................  B1        B      03/31/03 to 03/31/04       24,568,104
  21,295    ASC Network Corp., Term
            Loan.....................  NR        NR           05/31/06             21,295,136
   7,840    KSL Recreation Group,
            Inc., Term Loan..........  B2        B+     04/30/05 to 04/30/06        7,832,266
   4,069    KSL Recreation Group,
            Inc., Revolving Credit
            Agreement................  B2        B+           04/30/04              4,065,865
  79,000    Metro-Goldwyn-Mayer,
            Inc., Term Loan..........  Ba1       BBB-   03/31/05 to 03/31/06       78,987,744
  28,860    Metro-Goldwyn-Mayer,
            Inc., Revolving Credit
            Agreement................  Ba1       BBB-         09/30/03             28,860,240
   5,011    Regal Cinemas, Inc., Term
            Loan.....................  Ba3       BB-    05/27/06 to 05/27/07        5,007,606
   9,933    SFX Entertainment, Inc.,
            Term Loan................  B1        B+           03/31/06              9,930,737
   5,229    Six Flags Theme Park,
            Term Loan................  Ba3       B+           11/30/04              5,227,618
   6,700    Sportcraft, Ltd., Term
            Loan.....................  NR        NR           12/31/02              6,698,229
   4,962    True Temper, Term Loan...  B1        BB-          09/30/05              4,960,731
   4,975    United Artists Theatre,
            Inc., Term Loan..........  B1        B+     04/21/06 to 04/21/07        4,971,458

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            ENTERTAINMENT & LEISURE (CONTINUED)
$ 35,860    Viacom, Inc., Term
            Loan.....................  Baa3      BBB-   04/01/02 to 04/02/02   $   35,851,544
   2,195    Viacom, Inc., Revolving
            Credit Agreement.........  Baa3      BBB-         04/01/02              2,193,840
  15,000    WestStar Cinemas, Inc.,
            Term Loan (b)............  NR        NR           09/30/05             14,250,000
                                                                               --------------
                                                                                  254,701,118
                                                                               --------------
            FARMING & AGRICULTURE  0.2%
  10,945    Doane Pet Care Cos., Term
            Loan.....................  B1        B+     12/31/05 to 12/31/06       10,938,314
   4,887    Walco International,
            Inc., Term Loan..........  NR        NR           03/31/04              4,887,500
                                                                               --------------
                                                                                   15,825,814
                                                                               --------------
            FINANCE  4.2%
  23,537    Alliance Data Systems,
            Inc., Term Loan..........  NR        NR           07/25/03             23,537,202
     821    Alliance Data Systems,
            Inc., Revolving Credit
            Agreement................  NR        NR           07/25/03                821,429
   4,844    Blackstone Capital Co.,
            Term Loan................  NR        NR           11/30/00              4,844,135
  40,000    Bridge Information
            Systems, Inc., Term
            Loan.....................  NR        NR           05/29/05             39,997,753
  31,500    Mafco Finance Corp., Term
            Loan.....................  NR        NR           04/28/00             31,491,428
     975    Mafco Finance Corp.,
            Revolving Credit
            Agreement................  NR        NR           04/28/00                973,459
  26,500    Metris Cos., Inc., Term
            Loan.....................  Ba3       NR           06/30/03             26,499,915
  39,564    Outsourcing Solutions,
            Term Loan................  B2        BB-          10/15/04             39,559,244
  65,000    Paul G. Allen, Term
            Loan.....................  NR        NR           06/10/03             64,998,543
   8,955    Prison Realty Group,
            Inc., Term Loan..........  Ba1       BB           01/01/03              8,935,527

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            FINANCE (CONTINUED)
$ 98,173    Ventas Realty Ltd., Inc.,
            Term Loan................  NR        NR           04/30/03         $   95,207,951
   4,758    Wasserstein/C&A Holdings,
            Inc., Term Loan..........  NR        NR           11/30/00              4,753,623
                                                                               --------------
                                                                                  341,620,209
                                                                               --------------
            GROCERY  1.4%
   4,988    Big V Supermarkets, Inc.,
            Term Loan................  B1        B+           08/10/03              4,987,304
  42,756    Bruno's, Inc., Term Loan
            (a)(b)...................  Caa2      NR     12/02/03 to 04/15/05       38,010,084
   4,830    Bruno's, Inc., Revolving
            Credit Agreement
            (a)(b)...................  Caa2      NR           12/02/03              4,294,150
  12,393    Eagle Family Foods, Inc.,
            Term Loan................  B1        B            12/31/05             12,389,348
  30,350    Pathmark Stores, Inc.,
            Term Loan................  B1        B+     06/15/01 to 12/15/01       30,348,591
   4,582    Pathmark Stores, Inc.,
            Revolving Credit
            Agreement................  B1        B+           06/15/01              4,581,760
   8,440    Randall's Food Markets,
            Inc., Term Loan..........  Ba2       BB-          06/27/06              8,439,873
   5,748    Randall's Food Markets,
            Inc., Revolving Credit
            Agreement................  Ba2       BB-          06/27/04              5,747,567
   4,786    The Pantry, Inc., Term
            Loan.....................  B1        BB-          01/31/06              4,785,960
                                                                               --------------
                                                                                  113,584,637
                                                                               --------------
            HEALTHCARE & BEAUTY AIDS  1.8%
  27,555    Kinetic Concepts, Inc.,
            Term Loan................  Ba3       B+     12/31/04 to 12/31/05       27,554,662
  16,269    Mary Kay Cosmetics, Inc.,
            Term Loan................  NR        NR           03/06/04             16,252,955
   1,281    Mary Kay Cosmetics, Inc.,
            Revolving Credit
            Agreement................  NR        NR           03/06/04              1,281,641
  24,501    Playtex Products, Inc.,
            Term Loan................  Ba2       BB           09/15/03             24,495,763

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            HEALTHCARE & BEAUTY AIDS (CONTINUED)
$ 54,450    Revlon Consumer Products
            Corp., Term Loan.........  Ba3       BB-    05/30/02 to 05/31/02   $   54,401,792
  20,000    24 Hour Fitness, Inc.,
            Term Loan................  NR        NR           12/31/05             19,999,931
                                                                               --------------
                                                                                  143,986,744
                                                                               --------------
            HEALTHCARE  9.4%
   3,940    Alliance Imaging, Inc.,
            Term Loan................  B1        B+           12/18/03              3,939,593
   6,431    Charter Behavioral,
            Revolving Credit
            Agreement................  NR        NR           06/17/02              6,431,167
   9,966    Columbia Healthone, Inc.,
            Term Loan................  Ba2       BB+          06/30/05              9,965,517
  99,540    Community Health Systems,
            Inc., Term Loan..........  NR        NR     12/31/03 to 12/31/05       99,533,563
  14,741    Extendicare Health
            Services, Inc., Term
            Loan.....................  Ba3       B+           12/31/03             14,737,922
  26,839    Genesis Healthcare
            Ventures, Inc., Term
            Loan.....................  Ba3       B      09/30/04 to 06/01/05       26,849,361
 147,750    Integrated Health
            Services, Inc., Term
            Loan.....................  Ba3       B-     09/15/03 to 12/31/05      147,708,501
  46,201    Magellan Health Services,
            Inc., Term Loan..........  B2        B+           02/12/05             46,200,511
  24,105    Mariner Post-Acute
            Network, Inc., Term
            Loan.....................  Caa2      CCC    03/31/05 to 03/31/06       24,101,104
   6,714    Medical Specialties
            Group, Inc., Term Loan...  NR        NR     06/30/01 to 06/30/04        6,716,516
  11,000    Mediq/PRN Life Support
            Services, Inc., Term
            Loan.....................  B1        B            06/30/06             10,994,341
  25,000    Meditrust Corp., Term
            Loan.....................  NR        NR           07/17/01             24,994,335
  11,871    MedPartners, Inc., Term
            Loan.....................  B1        BB-          05/31/01             11,871,428
  10,821    MedPartners, Inc.,
            Revolving Credit
            Agreement................  B1        BB-          05/31/01             10,821,387
  18,360    Multicare Companies,
            Inc., Term Loan..........  B1        B      09/30/04 to 06/01/05       18,367,862

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
$ 45,000    National Medical Care,
            Inc., Term Loan..........  Ba1       BB           09/30/03         $   44,997,473
  13,500    Oxford Health Plans,
            Inc., Term Loan..........  B3        NR           05/15/03             13,475,250
  26,916    Quest Diagnostics, Inc.,
            Term Loan................  Ba3       BB     12/05/02 to 12/06/03       26,915,854
  19,900    Stryker Corp., Term
            Loan.....................  Ba2       BB     12/04/05 to 12/04/06       19,900,000
  48,404    Sun Healthcare Group,
            Inc., Term Loan (b)......  Caa2      NR     11/12/04 to 11/12/05       46,952,064
  89,100    Total Renal Care
            Holdings, Inc., Term
            Loan.....................  Ba2       NR           03/31/08             89,078,581
  55,461    Vencor, Inc., Term
            Loan (e).................  Caa2      NR           01/15/05             52,686,950
   4,863    Wilson Greatbatch, Ltd.,
            Term Loan................  NR        NR           07/30/04              4,862,534
                                                                               --------------
                                                                                  762,101,814
                                                                               --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES &
            DURABLE CONSUMER PRODUCTS  2.4%
  12,870    Corning Consumer
            Products, Co., Term
            Loan.....................  B1        NR           10/09/06             12,869,036
  48,390    Dal-Tile Group, Inc.,
            Term Loan................  NR        NR     12/31/02 to 12/31/03       48,390,094
   3,588    Dal-Tile Group, Inc.,
            Revolving Credit
            Agreement................  NR        NR           12/31/02              3,588,475
  34,000    Furniture Brands
            International, Inc., Term
            Loan.....................  NR        NR           06/30/07             33,976,483
  26,045    Imperial Home Decor
            Group, Inc., Term Loan...  B1        B      03/12/04 to 03/13/06       26,042,672
   3,604    Imperial Home Decor
            Group, Inc., Revolving
            Credit Agreement.........  B1        B            03/12/04              3,603,629
  70,429    Rent A Center, Inc., Term
            Loan.....................  Ba3       NR     01/31/06 to 01/31/07       70,431,813
                                                                               --------------
                                                                                  198,902,202
                                                                               --------------

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            HOTELS, MOTELS, INNS & GAMING  5.3%
$ 41,000    Aladdin Gaming, LLC, Term
            Loan.....................  B2        NR           02/26/08         $   40,989,102
   9,498    Alliance Gaming Corp.,
            Term Loan................  B1        B            01/31/05              9,496,172
   2,085    Alliance Gaming Corp.,
            Delayed Draw Term Loan...  B1        B            01/31/05              2,085,347
 100,000    Felcor Suite Hotels, Term
            Loan.....................  Ba1       BB+          03/31/04             99,999,751
   5,000    Jazz Casino Co., Term
            Loan.....................  NR        NR           01/06/06              4,991,731
  13,235    Las Vegas Sands, Inc.,
            Term Loan................  NR        B+           11/30/03             13,235,757
   1,380    Las Vegas Sands, Inc.,
            Revolving Credit
            Agreement................  NR        B+           11/30/03              1,380,057
 160,000    Starwood Hotels and
            Resorts Worldwide, Inc.,
            Term Loan................  Ba1       NR           02/23/03            159,992,388
 100,000    Wyndham International,
            Inc., Term Loan..........  NR        NR           06/30/06             99,994,384
                                                                               --------------
                                                                                  432,164,689
                                                                               --------------
            INSURANCE  0.5%
  17,325    BRW Acquisition, Inc.,
            Term Loan................  NR        NR     07/10/06 to 07/10/07       17,325,000
  24,250    Willis Corroon, Inc.,
            Term Loan................  Ba2       BB     11/19/05 to 11/19/07       24,245,767
                                                                               --------------
                                                                                   41,570,767
                                                                               --------------
            MACHINERY  0.4%
   9,500    Alliance Laundry Systems,
            LLC, Term Loan...........  B1        B+           06/30/05              9,481,417
  15,000    Ocean Rig (Norway), Term
            Loan.....................  NR        NR           06/01/08             14,996,571
   5,815    RIGCO N.A., LLC, Term
            Loan (e).................  NR        NR           09/30/05              5,814,800
                                                                               --------------
                                                                                   30,292,788
                                                                               --------------
            MINING, STEEL, IRON, & NON-PRECIOUS METALS  1.1%
  19,990    Carmeuse Lime, Inc., Term
            Loan.....................  NR        NR           03/31/06             19,991,110
   8,369    Earle M. Jorgensen, Term
            Loan.....................  B1        B+           03/31/04              8,401,267

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            MINING, STEEL, IRON, & NON-PRECIOUS METALS (CONTINUED)
$  9,409    Fairmont Minerals, Ltd.,
            Term Loan................  NR        NR           02/25/05         $    9,409,412
  12,998    Global Metal
            Technologies, Term
            Loan.....................  NR        NR           03/13/05             12,996,637
  38,655    Ispat Inland, Term
            Loan.....................  Ba3       BB     07/16/05 to 07/16/06       38,653,783
                                                                               --------------
                                                                                   89,452,209
                                                                               --------------
            NATURAL RESOURCES--COAL  0.1%
   7,035    Alliance Coal Corp., Term
            Loan.....................  NR        NR     12/31/01 to 12/31/02        7,034,209
   4,711    Centennial Resources,
            Inc., Term Loan (a)(b)...  NR        NR     03/31/02 to 03/31/04        1,413,462
     781    Centennial Resources,
            Inc., Debtor in
            Possession (a)(b)........  NR        NR     03/31/02 to 03/31/04          780,798
                                                                               --------------
                                                                                    9,228,469
                                                                               --------------
            NON-DURABLE CONSUMER PRODUCTS  0.1%
   4,045    Homemaker Industries,
            Inc., Term Loan..........  NR        NR           06/30/04              4,044,551
                                                                               --------------
            PAPER & FOREST PRODUCTS  0.7%
   9,046    Bear Island Paper Co.,
            LLC, Term Loan...........  Ba3       B+           12/31/05              9,045,406
  21,529    Crown Paper Co., Term
            Loan.....................  B2        B+           08/23/02             21,528,109
   3,509    Crown Paper Co.,
            Revolving Credit
            Agreement................  B2        B+           08/23/02              3,508,588
   3,761    CST/Office Products,
            Inc., Term Loan..........  NR        NR     12/31/01 to 01/31/02        3,196,734
  14,850    Le Group Forex, Inc.,
            Term Loan................  NR        BB           06/30/05             14,850,000
   8,833    Pacifica Papers, Inc.,
            Term Loan................  Ba2       BB           03/12/06              8,832,958
                                                                               --------------
                                                                                   60,961,795
                                                                               --------------
            PERSONAL & MISCELLANEOUS SERVICES  0.7%
   9,266    Accessory Network Group,
            Term Loan................  NR        NR           07/31/05              9,265,909
   8,525    Arena Brands, Inc., Term
            Loan.....................  NR        NR           06/01/02              8,522,309
     843    Arena Brands, Inc.,
            Revolving Credit
            Agreement................  NR        NR           06/01/02                842,498

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            PERSONAL & MISCELLANEOUS SERVICES
            (CONTINUED)
$  6,650    Banker's Systems, Inc.,
            Term Loan................  NR        NR           11/01/02         $    6,650,000
   5,996    Borg Warner Security,
            Revolving Credit
            Agreement................  Ba3       NR           03/31/02              5,996,136
   9,342    Boyds Collection, Ltd.,
            Term Loan................  Ba3       B+           04/21/06              9,338,687
  13,500    Dimac Corp., Term Loan...  Caa1      B-     06/30/06 to 12/30/06       13,485,593
                                                                               --------------
                                                                                   54,101,132
                                                                               --------------
            PHARMACEUTICALS  0.2%
  17,167    Endo Pharmaceuticals,
            Inc., Term Loan..........  NR        NR           06/30/04             17,165,224
                                                                               --------------
            PRINTING & PUBLISHING  3.6%
  14,940    Advanstar Communications,
            Term Loan................  Ba3       B+           04/30/05             14,940,000
  12,036    ADVO, Inc., Term Loan....  NR        NR           09/29/03             12,032,221
  12,250    American Media
            Operations, Inc., Term
            Loan.....................  Ba3       B+     09/30/01 to 04/01/07       12,239,097
   4,948    Check Printers, Inc.,
            Term Loan................  NR        NR           06/30/05              4,948,221
   8,775    Cygnus Publishing, Inc.,
            Term Loan................  NR        NR           06/05/05              8,777,984
  68,000    Journal Register Co.,
            Term Loan................  Ba1       BB+          09/30/06             67,996,179
  31,030    Morris Communications,
            Inc., Term Loan..........  NR        NR     03/31/04 to 06/30/05       31,029,963
  36,467    Outdoor Systems, Inc.,
            Term Loan................  Ba2       BB-          06/30/04             36,466,988
  19,000    PRIMEDIA, Inc., Term
            Loan.....................  Ba3       BB-          06/30/04             18,999,945
   6,268    TWP Capital Corp., Term
            Loan.....................  NR        NR           10/01/04              6,268,001
  14,653    Von Hoffman Press, Inc.,
            Term Loan................  B1        B+     05/30/03 to 05/30/05       14,652,350
   1,916    Von Hoffman Press, Inc.,
            Revolving Credit
            Agreement................  B1        B+           05/30/03              1,916,218

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            PRINTING & PUBLISHING (CONTINUED)
$  4,942    Yellow Book USA, L.P.,
            Term Loan................  NR        NR     12/15/05 to 12/05/06   $    4,942,308
  45,000    Ziff-Davis Publishing,
            Inc., Term Loan..........  Ba2       BB-          03/31/05             44,915,126
   9,875    21st Century Newspaper,
            Inc., Term Loan..........  NR        NR           09/15/05              9,869,152
                                                                               --------------
                                                                                  289,993,753
                                                                               --------------
            RESTAURANTS & FOOD SERVICE  1.4%
   9,275    Applebee's International,
            Inc., Term Loan..........  NR        NR           03/31/06              9,274,647
   5,236    California Pizza Kitchen,
            Inc., Term Loan..........  NR        NR           09/30/04              5,236,214
   2,443    Carvel Corp., Term
            Loan.....................  NR        NR           06/30/00              2,443,324
  24,918    Domino's Pizza, Term
            Loan.....................  B1        B+     12/21/06 to 12/21/07       24,918,414
  41,827    S.C. International
            Services, Inc., Term
            Loan.....................  Ba3       NR           08/28/02             41,819,182
  24,330    Shoney's, Inc., Term
            Loan.....................  B1        NR           04/30/02             24,317,246
   7,099    Volume Services America,
            Term Loan................  B1        B+           12/01/06              7,097,775
                                                                               --------------
                                                                                  115,106,802
                                                                               --------------
            RETAIL--LUXURY GOODS  0.1%
   7,391    Ebel USA, Inc., Term
            Loan.....................  NR        NR           09/30/01              7,378,690
                                                                               --------------
            RETAIL--OFFICE PRODUCTS  0.7%
   7,000    Identity Group, Inc.,
            Term Loan................  NR        NR           05/11/07              6,998,871
  52,422    U.S. Office Products Co.,
            Term Loan................  B2        B            06/09/06             52,421,498
                                                                               --------------
                                                                                   59,420,369
                                                                               --------------
            RETAIL--OIL & GAS  0.1%
  11,831    TravelCenters of America,
            Inc., Term Loan..........  Ba2       BB-          03/31/05             11,853,444
                                                                               --------------
            RETAIL--SPECIALTY  0.2%
  12,750    Hollywood Entertainment
            Corp., Revolving Credit
            Agreement................  B1        B+           09/05/02             12,747,752
                                                                               --------------

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            RETAIL--STORES  1.0%
$ 11,500    Advance Stores Co., Term
            Loan.....................  B1        NR           04/15/06         $   11,499,946
   1,786    American Blind and
            Wallpaper Factory, Term
            Loan.....................  NR        NR           12/31/05              1,786,179
   5,838    Kirklands Holdings, Term
            Loan.....................  NR        NR           06/30/02              5,837,995
  12,308    Nebraska Book Co., Inc.,
            Term Loan................  B1        B+           03/31/06             12,304,959
  21,400    Payless Cashways, Inc.,
            Term Loan................  NR        NR           11/30/02             19,925,744
   7,600    Payless Cashways, Inc.,
            Revolving Credit
            Agreement................  NR        NR           05/31/02              7,599,985
  15,545    Peebles, Inc., Term
            Loan.....................  NR        NR           06/09/02             15,545,387
   4,844    Vitamin Shoppe
            Industries, Inc., Term
            Loan.....................  NR        NR           05/15/04              4,842,870
                                                                               --------------
                                                                                   79,343,065
                                                                               --------------
            TELECOMMUNICATIONS--CELLULAR  5.2%
  19,950    American Cellular
            Wireless, Inc., Term
            Loan.....................  NR        NR           06/30/07             19,940,866
 100,000    BCP SP Ltd., Term Loan...  NR        NR           03/16/00             98,825,348
  75,000    Cellular, Inc., Financial
            Corp. (CommNet), Term
            Loan.....................  B1        NR     09/18/06 to 09/18/07       74,861,435
  18,905    Centennial Cellular,
            Inc., Term Loan..........  B2        NR     05/31/07 to 11/30/07       18,903,350
  75,000    Global Crossing Holdings,
            Inc., Term Loan..........  Ba1       BBB-         06/30/06             74,998,172
  13,453    NATG Holdings, Inc., Term
            Loan.....................  NR        NR           12/31/04             13,453,448
  40,000    Sygnet Wireless, Inc.,
            Term Loan................  B3        NR     03/23/07 to 12/23/07       39,997,908
  65,000    Western Wireless Corp.,
            Term Loan................  B1        NR           03/31/05             64,998,970
  20,000    Wireless One Network,
            Term Loan................  NR        NR           09/30/07             19,968,159
                                                                               --------------
                                                                                  425,947,656
                                                                               --------------

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--HYBRID  3.3%
$ 25,000    Alaska Communication,
            Inc., Term Loan..........  B1        BB     11/14/07 to 05/14/08   $   24,995,155
 125,000    Nextel Finance Co., Term
            Loan.....................  Ba3       B      03/31/06 to 03/31/07      124,998,375
  10,000    Nextel Finance Co., Term
            Loan (Argentina).........  NR        NR           03/31/03              9,989,953
  27,500    Nextel Partners Co., Term
            Loan.....................  B2        B-           11/01/07             27,498,267
  30,000    Pacific Crossing Ltd.,
            Term Loan................  NR        NR           07/28/06             30,000,000
  50,000    Teligent, Inc., Term
            Loan.....................  B3        B-           06/30/06             50,009,034
                                                                               --------------
                                                                                  267,490,784
                                                                               --------------
            TELECOMMUNICATIONS--PERSONAL
            COMMUNICATION SYSTEMS  2.5%
   7,083    Mitel Corp., Term Loan...  NR        NR           12/26/03              7,082,054
  74,160    Omnipoint Communications,
            Inc., Term Loan..........  B2        NR     02/01/06 to 02/17/06       75,239,556
  11,000    Powertel PCS, Inc.,
            Revolving Credit
            Agreement................  NR        NR           03/31/06             11,000,611
   5,000    Powertel PCS, Inc., Term
            Loan.....................  NR        NR           03/31/06              5,000,277
  17,000    Telecorp PCS, Inc., Term
            Loan.....................  B2        NR           12/05/07             16,999,870
   9,819    Telespectrum Worldwide,
            Inc., Term Loan..........  NR        NR     12/31/01 to 12/31/03        9,815,897
  40,000    Tritel Holding Corp.,
            Term Loan................  B2        NR           12/31/07             39,998,724
  42,000    Triton PCS, Inc., Term
            Loan.....................  B1        B            05/04/07             41,999,902
                                                                               --------------
                                                                                  207,136,891
                                                                               --------------
            TELECOMMUNICATIONS--WIRELESS MESSAGING  1.5%
  27,335    Arch Paging, Inc., Term
            Loan.....................  B2        B-     12/31/02 to 06/30/06       26,611,706
  15,000    CCPR Services, Inc., Term
            Loan.....................  NR        NR           06/30/02             14,988,022
  65,000    Iridium Operating LLC,
            Term Loan (e)............  NR        CC           12/29/00             58,499,842

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--WIRELESS MESSAGING (CONTINUED)
$  9,460    Teletouch Communications,
            Inc., Term Loan..........  NR        NR           11/30/05         $    9,459,517
  11,000    TSR Wireless LLC, Term
            Loan.....................  NR        NR           06/30/05             11,005,584
                                                                               --------------
                                                                                  120,564,671
                                                                               --------------
            TEXTILES & LEATHER  1.6%
  11,098    American Marketing
            Industries, Inc., Term
            Loan.....................  NR        NR           11/30/02             11,097,432
   8,820    GFSI, Inc., Term Loan....  NR        NR           03/31/04              8,824,256
  20,000    Glenoit Corp., Term
            Loan.....................  B1        BB-    12/31/03 to 06/30/04       19,995,311
   9,600    Humphrey's, Inc., Term
            Loan.....................  B2        NR           01/15/03              9,584,804
  14,425    Joan Fabrics Corp., Term
            Loan.....................  NR        NR     06/30/05 to 06/30/06       14,425,328
  12,673    Johnston Industries,
            Inc., Term Loan..........  NR        NR           07/01/00             12,675,781
  20,000    Norcorp, Inc., Term
            Loan.....................  NR        NR           03/31/06             19,999,840
  13,895    Norcross Safety Products,
            Term Loan................  NR        NR           10/02/05             13,895,286
   9,552    Polyfibron Technologies,
            Inc., Term Loan..........  NR        NR           12/28/03              9,554,038
   6,840    William Carter Co., Term
            Loan.....................  Ba3       BB-          10/30/03              6,837,305
                                                                               --------------
                                                                                  126,889,381
                                                                               --------------
            TRANSPORTATION--CARGO  1.1%
  25,091    Atlas Freighter Leasing,
            Inc., Term Loan..........  Ba3       NR     05/29/04 to 06/30/04       25,087,514
   9,875    CTC Distribution
            Services, LLC, Term
            Loan.....................  NR        NR           02/25/06              9,872,992
  33,827    Evergreen International
            Aviation, Inc., Term
            Loan.....................  NR        NR     05/31/02 to 05/31/03       33,829,044
   7,550    Gemini Air Cargo, Inc.,
            Term Loan................  B1        NR           12/12/02              7,548,053
   7,388    North American Van Lines,
            Inc., Term Loan..........  NR        NR           03/30/05              7,386,028
   8,100    OmniTrax Railroads, LLC,
            Term Loan................  NR        NR           05/14/05              8,099,242
                                                                               --------------
                                                                                   91,822,873
                                                                               --------------

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

Principal                                Bank Loan
 Amount                                   Ratings+
  (000)             Borrower           Moody's   S&P      Stated Maturity*         Value
---------------------------------------------------------------------------------------------
            TRANSPORTATION--MANUFACTURING COMPONENTS  0.8%
$ 27,440    Cambridge Industries,
            Inc., Term Loan..........  B1        NR           06/30/05         $   27,441,523
  39,497    SPX Corp., Term Loan.....  Ba3       BB     09/30/04 to 09/30/06       39,494,394
                                                                               --------------
                                                                                   66,935,917
                                                                               --------------
            TRANSPORTATION--PERSONAL  1.9%
  50,000    Avis Rent A Car, Inc.,
            Term Loan................  Ba3       BB+    06/30/06 to 06/30/07       50,000,234
  16,453    Blue Bird Body Co., Term
            Loan.....................  Ba2       BB-          11/01/03             16,452,500
  47,178    Continental Airlines,
            Inc., Term Loan..........  Ba1       BB     07/31/02 to 07/31/04       47,173,964
  40,000    Transportation
            Manufacturing, Inc., Term
            Loan.....................  NR        BB-          06/16/06             40,000,000
                                                                               --------------
                                                                                  153,626,698
                                                                               --------------
            TRANSPORTATION--RAIL MANUFACTURING  0.0%
   2,000    Johnstown America
            Industries, Inc., Term
            Loan.....................  B1        NR           04/29/05              1,999,658
                                                                               --------------
            UTILITIES  0.1%
   8,000    LIR Energy, Limited, Term
            Loan.....................  NR        NR           04/21/00              7,999,384
                                                                               --------------
            TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  89.2%..............    7,261,408,491
                                                                               --------------
            OTHER LOAN INTERESTS  0.6%
            London Fog Industries, Inc. ($13,541,264 par, 10.00% coupon,
            maturing 02/27/03) 144A (f).....................................       13,541,264
            Satelites Mexicanos ($35,524,000 par, 9.06% coupon, maturing
            06/30/04) 144A (f)..............................................       35,524,000
                                                                               --------------
            TOTAL OTHER LOAN INTERESTS......................................       49,065,264
                                                                               --------------

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

             Description                                                           Value
---------------------------------------------------------------------------------------------
EQUITIES  1.1%
AFC Enterprises, Inc. (604,251 common shares) (c)(d)........................   $   10,084,949
American Blind and Wallpaper Factory, Inc. (198,600 common shares)
  (c)(d)(h).................................................................        1,999,906
Best Products Co., Inc. (297,480 common shares) (d).........................                0
Best Products Co., Inc. (Warrants for 28,080 common shares) (d).............                0
Classic Cable, Inc. (Warrants for 760 common shares) (d)....................                0
CST/Star Products, Inc. (0.3 common shares) (c)(d)..........................              557
Dan River, Inc. (192,060 common shares) (d).................................        1,296,405
Flagstar Cos., Inc. (8,755 common shares) (d)...............................               22
London Fog Industries, Inc. (1,083,301 common shares) (c)(d)(h).............       10,984,672
London Fog Industries, Inc., (Warrants for 66,580 common shares)
  (c)(d)(h).................................................................                0
Fleer/Marvel Entertainment, Inc. (570,427 preferred shares) (h).............        5,704,278
Fleer/Marvel Entertainment, Inc. (891,340 common shares) (d)(h).............        5,682,292
Murray's Discount Auto Stores, Inc. (Warrants for 289 common shares)
  (c)(d)....................................................................                3
Nextel Communications, Inc. (Warrants for 60,000 common shares) (c)(d)......        2,313,750
Payless Cashways, Inc. (1,024,159 common shares) (d)(h).....................        2,176,338
Rigco N.A., LLC (Warrants for .325% interest of company's fully diluted
equity) (d).................................................................                0
Rowe International, Inc. (91,173 common shares) (c)(d)(h)...................        2,500,900
Sarcom, Inc. (43 common shares) (c)(d)......................................                0
Trans World Entertainment Corp. (3,789,962 common shares) (c)(d)(h).........       47,137,653
                                                                               --------------
TOTAL EQUITIES..............................................................       89,881,725
                                                                               --------------
TOTAL LONG-TERM INVESTMENTS  90.9%
  (Cost $7,466,535,285).....................................................    7,400,355,480
                                                                               --------------
SHORT-TERM INVESTMENTS  8.5%
COMMERCIAL PAPER  5.5%
Autoliv ASP, Inc. ($29,955,000 par, maturing 08/18/99 to 08/20/99, yielding
5.25% to 5.28%).............................................................      $29,879,319
Central & Southwest Corp. ($20,000,000 par, maturing 08/10/99, yielding
5.23%)......................................................................       19,973,850
Comdisco, Inc. ($30,000,000 par, maturing 08/09/99 to 08/10/99, yielding
5.25% to 5.27%).............................................................       29,964,246
Compaq Computer Corp. ($24,355,000 par, maturing 08/13/99 to 08/25/99,
yielding 5.26% to 5.28%)....................................................       24,299,808
Conagra, Inc. ($6,995,000 par, maturing 08/02/99, yielding 5.22%)...........        6,993,986

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

                                                                                   Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Cox Communications, Inc. ($3,000,000 par, maturing 08/11/99, yielding
5.25%)......................................................................       $2,995,625
CSX Corp. ($5,000,000 par, maturing 08/30/99, yielding 5.27%)...............        4,978,774
Grainger W.W., Inc. ($27,250,000 par, maturing 08/04/99 to 08/17/99,
yielding 5.06% to 5.08%)....................................................       27,200,869
Halliburton Co. ($5,000,000 par, maturing 08/02/99, yielding 5.07%).........        4,999,296
Hertz Corp. ($14,150,000 par, maturing 08/05/99, yielding 5.11%)............       14,141,966
Hunt (J.B.) Transportation Services, Inc. ($4,590,000 par, maturing
08/03/99, yielding 5.20%)...................................................        4,588,674
Pfizer, Inc. ($270,000 par, maturing 08/26/99, yielding 5.06%)..............          269,051
Rayonier, Inc. ($6,075,000 par, maturing 08/10/99, yielding 5.25%)..........        6,067,027
Raytheon Co. ($20,000,000 par, maturing 08/09/99, yielding 5.22%)...........       19,976,800
Rite Aid Corp. ($50,000,000 par, maturing 08/09/99 to 09/08/99, yielding
5.25% to 5.27%).............................................................       49,829,576
Safeway, Inc. ($50,100,000 par, maturing 08/02/99 to 09/07/99, yielding
5.20% to 5.30%).............................................................       49,935,605
Tampa Electric Co. ($9,392,000 par, maturing 08/02/99, yielding 5.07%)......        9,390,677
Tandy Corp. ($2,500,000 par, maturing 08/04/99, yielding 5.24%).............        2,498,908
Texas Utilities Co. ($17,359,000 par, maturing 08/02/99 to 08/16/99,
yielding 5.23% to 5.31%)....................................................       17,323,074
Times Mirror Co. ($17,561,000 par, maturing 08/02/99 to 08/06/99, yielding
5.03% to 5.08%).............................................................       17,550,159
TRW, Inc. ($51,015,000 par, maturing 08/05/99 to 09/20/99, yielding 5.27% to
5.47%)......................................................................       50,850,224
Western Resources, Inc. ($25,244,000 par, maturing 08/11/99 to 08/25/99,
yielding 5.24% to 5.27%)....................................................       25,170,895
Xtra, Inc. ($24,960,000 par, maturing 08/04/99 to 09/15/99, yielding 5.25%
to 5.30%)...................................................................       24,890,980
                                                                               --------------
TOTAL COMMERCIAL PAPER......................................................      443,769,389
                                                                               --------------
SHORT-TERM LOAN PARTICIPATIONS  3.0%
Anadarko Pete Corp. ($5,000,000 par, maturing 08/02/99, yielding 5.22%).....        5,000,000
Army and Air Force Exchange Service ($20,000,000 par, maturing 08/12/99 to
08/13/99, yielding 5.13%)...................................................       20,000,000
Ashland Oil Co. ($6,900,000 par, maturing 08/05/99, yielding 5.27%).........        6,900,000
Cabot Corp. ($26,237,000 par, maturing 08/02/99 to 08/20/99, yielding 5.23%
to 5.32%)...................................................................       26,237,000

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

                                                                                   Value
---------------------------------------------------------------------------------------------
SHORT-TERM LOAN PARTICIPATIONS (CONTINUED)
Centex Corp. ($15,000,000 par, maturing 08/02/99, yeilding 5.30 %)
                                                                               $   15,000,000
Conagra, Inc. ($10,000,000 par, maturing 08/16/99, yielding 5.25%)..........       10,000,000
Gillette Co. ($4,600,000 par, maturing 08/02/99, yielding 5.16%)............        4,600,000
Hertz Corp. ($10,000,000 par, maturing 08/05/99, yielding 5.12%)............       10,000,000
National Rural Utilities Coop Finance Corp. ($15,000,000 par, maturing
08/24/99, yielding 5.10%)...................................................       15,000,000
Praxair, Inc. ($15,000,000 par, maturing 08/05/99, yielding 5.22%)..........       15,000,000
Ralston Purina Co. ($20,000,000 par, maturing 08/03/99, yielding 5.26%).....       20,000,000
Sara Lee Corp. ($6,700,000 par, maturing 08/05/99, yielding 5.08%)..........        6,700,000
Sprint Capital Corp. ($20,000,000 par, maturing 08/10/99, yielding 5.25%)...       20,000,000
Tandy Corp. ($32,600,000 par, maturing 08/03/99 to 08/17/99, yielding 5.25%
to 5.30%)...................................................................       32,600,000
Temple Inland, Inc. ($8,000,000 par, maturing 08/03/99, yielding 5.24%).....        8,000,000
Universal Corp. ($10,000,000 par, maturing 08/03/99, yielding 5.28%)........       10,000,000
Western Resources, Inc. ($21,900,000 par, maturing 08/12/99 to 08/19/99,
yielding 5.27% to 5.28%)....................................................       21,900,000
                                                                               --------------
TOTAL SHORT-TERM LOAN PARTICIPATIONS........................................      246,937,000
                                                                               --------------
TOTAL SHORT-TERM INVESTMENTS  8.5%
  (Cost $690,706,389).......................................................      690,706,389
                                                                               --------------
TOTAL INVESTMENTS  99.4%
  (Cost $8,157,239,674).....................................................    8,091,061,869
OTHER ASSETS IN EXCESS OF LIABILITIES  0.6%.................................       45,329,104
                                                                               --------------
NET ASSETS  100.0%..........................................................   $8,136,390,973
                                                                               ==============

NR = Not Rated

+ Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below Investment grade.

(a) This Senior Loan interest is non-income producing.

(b) This Borrower has filed for protection in federal bankruptcy court.

(c) Restricted security.

(d) Non-income producing security as this stock currently does not declare dividends.

(e) Subsequent to the year ended July 31, 1999, this borrower has filed for protection in federal bankruptcy court.

(f) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(g) Interest is accruing at less than the stated coupon.

(h) Affiliated company. See notes to financial statements.

                                               See Notes to Financial Statements

                                 July 31, 1999
--------------------------------------------------------------------------------

 * Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

 ** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                                 July 31, 1999
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $8,157,239,674).....................    $8,091,061,869
Receivables:
  Interest and Fees.........................................        51,890,020
  Fund Shares Sold..........................................        17,638,279
  Prepayments...............................................         2,323,937
Other.......................................................           330,273
                                                                --------------
      Total Assets..........................................     8,163,244,378
                                                                --------------
LIABILITIES:
Payables:
  Income Distributions......................................        10,673,922
  Investment Advisory Fee...................................         6,457,488
  Distributor and Affiliates................................         2,419,184
  Administrative Fee........................................         1,750,965
  Custodian Bank............................................         1,276,982
Accrued Expenses............................................         3,910,941
Trustees' Deferred Compensation and Retirement Plans........           363,923
                                                                --------------
      Total Liabilities.....................................        26,853,405
                                                                --------------
NET ASSETS..................................................    $8,136,390,973
                                                                ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 825,612,225 shares issued and
  outstanding)..............................................    $    8,256,122
Paid in Surplus.............................................     8,246,435,399
Accumulated Undistributed Net Investment Income.............        14,841,151
Net Unrealized Depreciation.................................       (66,177,805)
Accumulated Net Realized Loss...............................       (66,963,894)
                                                                --------------
NET ASSETS..................................................    $8,136,390,973
                                                                ==============
NET ASSET VALUE PER COMMON SHARE ($8,136,390,973 divided by
  825,612,225 shares outstanding)...........................    $         9.85
                                                                ==============

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                        For the Year Ended July 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................    $ 601,850,652
Fees........................................................        6,208,118
Dividends...................................................          653,734
Other.......................................................        8,647,834
                                                                -------------
    Total Income............................................      617,360,338
                                                                -------------
EXPENSES:
Investment Advisory Fee.....................................       72,850,479
Administrative Fee..........................................       19,708,066
Shareholder Services........................................        6,844,200
Legal.......................................................        2,245,100
Custody.....................................................          763,954
Trustees' Fees and Related Expenses.........................          363,340
Other.......................................................        3,997,993
                                                                -------------
    Total Expenses..........................................      106,773,132
                                                                -------------
NET INVESTMENT INCOME.......................................    $ 510,587,206
                                                                =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................    $ (39,696,960)
                                                                -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................       (5,181,222)
  End of the Period.........................................      (66,177,805)
                                                                -------------
Net Unrealized Depreciation During the Period...............      (60,996,583)
                                                                -------------
NET REALIZED AND UNREALIZED LOSS............................    $(100,693,543)
                                                                =============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 409,893,663
                                                                =============

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                   For the Years Ended July 31, 1999 and 1998
--------------------------------------------------------------------------------

                                                    Year Ended       Year Ended
                                                  July 31, 1999    July 31, 1998
---------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net Investment Income...........................  $  510,587,206   $  461,572,692
Net Realized Loss...............................     (39,696,960)     (17,725,403)
Net Unrealized Appreciation/Depreciation During
  the Period....................................     (60,996,583)      26,278,934
                                                  --------------   --------------
Change in Net Assets from Operations............     409,893,663      470,126,223
Distributions from Net Investment Income........    (506,562,808)    (461,726,242)
                                                  --------------   --------------
NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES....................................     (96,669,145)       8,399,981
                                                  --------------   --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Sold................   1,681,564,508    1,654,063,711
Net Asset Value of Shares Issued Through
  Dividend Reinvestment.........................     268,516,058      245,628,149
Cost of Shares Repurchased......................  (1,029,903,851)    (832,176,219)
                                                  --------------   --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS..................................     920,176,715    1,067,515,641
                                                  --------------   --------------
TOTAL INCREASE IN NET ASSETS....................     823,507,570    1,075,915,622
NET ASSETS:

Beginning of the Period.........................   7,312,883,403    6,236,967,781
                                                  --------------   --------------
End of the Period (including accumulated
  undistributed net investment income of
  $14,841,151 and $10,753,143, respectively)....  $8,136,390,973   $7,312,883,403
                                                  ==============   ==============

                                               See Notes to Financial Statements

                            STATEMENT OF CASH FLOWS

                        For the Year Ended July 31, 1999
--------------------------------------------------------------------------------

CHANGE IN NET ASSETS FROM OPERATIONS........................    $   409,893,663
                                                                ---------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Increase in Investments at Value..........................       (837,136,979)
  Decrease in Interest and Fees Receivables.................          5,876,804
  Decrease in Receivable for Prepayments....................          6,948,016
  Increase in Other Assets..................................           (274,677)
  Decrease in Deferred Facility Fees........................         (3,273,920)
  Increase in Investment Advisory Fee Payable...............            685,968
  Increase in Administrative Fee Payable....................            194,949
  Increase in Distributor and Affiliates Payable............          1,119,846
  Decrease in Accrued Expenses..............................           (163,393)
  Increase in Trustees' Deferred Compensation and Retirement
    Plans Payable...........................................            207,748
                                                                ---------------
      Total Adjustments.....................................       (825,815,638)
                                                                ---------------
NET CASH USED FOR OPERATING ACTIVITIES......................       (415,921,975)
                                                                ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:

Proceeds from Shares Sold...................................      1,690,332,972
Payments on Shares Repurchased..............................     (1,031,272,495)
Change in Intra-day Credit Line with Custodian Bank.........         (6,236,963)
Cash Dividends Paid.........................................       (236,901,539)
                                                                ---------------
  Net Cash Provided by Financing Activities.................        415,921,975
                                                                ---------------
NET INCREASE IN CASH........................................                -0-

Cash at Beginning of the Period.............................                -0-
                                                                ---------------
CASH AT END OF THE PERIOD...................................    $           -0-
                                                                ===============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

  The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                 Year Ended July 31,
                                 ----------------------------------------------------
                                   1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  the Period...................  $  9.976   $  9.963   $ 10.002   $ 10.046   $ 10.052
                                 --------   --------   --------   --------   --------
  Net Investment Income........      .640       .675       .701       .735       .756
  Net Realized and Unrealized
    Gain/Loss..................     (.125)      .015      (.042)     (.028)     (.004)
                                 --------   --------   --------   --------   --------
Total from Investment
  Operations...................      .515       .690       .659       .707       .752
Less Distributions from Net
  Investment Income............      .637       .677       .698       .751       .758
                                 --------   --------   --------   --------   --------
Net Asset Value, End of the
  Period.......................  $  9.854   $  9.976   $  9.963   $ 10.002   $ 10.046
                                 ========   ========   ========   ========   ========
Total Return (a)...............     5.23%      7.22%      6.79%      7.22%      7.82%
Net Assets at End of the Period
  (In millions)................  $8,136.4   $7,312.9   $6,237.0   $4,865.8   $2,530.1
Ratio of Expenses to Average
  Net Assets...................     1.35%      1.41%      1.42%      1.46%      1.49%
Ratio of Net Investment Income
  to Average Net Assets........     6.48%      6.81%      7.02%      7.33%      7.71%
Portfolio Turnover (b).........       44%        73%        83%        66%        71%

(a) Total Return is based upon net asset value which does not include payment of the contingent deferred sales charge.

(b) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                                 July 31, 1999
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Prime Rate Income Trust (the "Trust") is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in a portfolio of interests in floating or variable rate senior loans to United States corporations, partnerships and other entities. The Trust commenced investment operations on October 4, 1989.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--The value of the Trust's Variable Rate Senior Loan interests and Other Loan interests (collectively "Loan interest") totaling $7,310,473,755 (89.8% of net assets) is determined by Van Kampen Investment Advisory Corp. (the "Adviser") following guidelines and procedures established, and periodically reviewed, by the Board of Trustees. The value of a Loan interest in the Trust's portfolio is determined with reference to changes in market interest rates and to the creditworthiness of the underlying obligor. In valuing Loan interests, the Adviser considers market quotations and transactions in instruments that the Adviser believes may be comparable to such Loan interests. In determining the relationship between such instruments and the Loan interests, the Adviser considers such factors as the creditworthiness of the underlying obligor, the current interest rate, the interest rate redetermination period and maturity date. To the extent that reliable secondary market transactions in Senior Loan interests have occurred, the Adviser also considers pricing information derived from such secondary market transactions in valuing Loan interests. Because of uncertainty in the nature of the valuation process, the estimated value of a Loan interest may differ significantly from the value that would have been used had there been reliable market activity for that Loan interest. Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser. Short-term securities with remaining maturities of 60 days or less are

                                 July 31, 1999
--------------------------------------------------------------------------------

valued at amortized cost. Short-term loan participations are valued at cost in the absence of any indication of impairment.

B. SECURITY TRANSACTIONS--Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME--Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees on senior loans purchased are treated as market discounts. Market premiums and discounts are amortized over the stated life of each applicable security.
    Other income is comprised primarily of amendment fees. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

D. FEDERAL INCOME TAXES--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 1999, the Trust had an accumulated capital loss carryforward for tax purposes of $29,215,056, which will expire between July 31, 2004 and July 31, 2007. Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of wash sales, post October losses which may not be recognized for tax purposes until the first day of the following fiscal year and losses that were recognized for book purposes but not for tax purposes at the end of the fiscal year.

    At July 31, 1999, for federal income tax purposes cost of long- and short-term investments is $8,173,783,765, the aggregate gross unrealized appreciation is $30,113,270 and the aggregate gross unrealized depreciation is $112,835,166 resulting in net unrealized depreciation on long- and short-term investments of $82,721,896.

E. DISTRIBUTION OF INCOME AND GAINS--The Trust declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

                                 July 31, 1999
--------------------------------------------------------------------------------

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, permanent differences between financial and tax basis reporting for the 1999 fiscal year have been identified and appropriately reclassified. Permanent differences relating to expenses which are not deductible for tax purposes totaling $63,610 were reclassified from capital to accumulated undistributed net investment income.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly as follows:

                  AVERAGE NET ASSETS                      % PER ANNUM
---------------------------------------------------------------------
First $4.0 billion....................................    .950 of 1%
Next $3.5 billion.....................................    .900 of 1%
Next $2.5 billion.....................................    .875 of 1%
Over $10.0 billion....................................    .850 of 1%

    In addition, the Trust will pay a monthly administrative fee to Van Kampen Funds Inc., the Trust's Administrator, at an annual rate of .25% of the average net assets of the Trust. The administrative services to be provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Variable Rate Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

    For the year ended July 31, 1999, the Trust recognized expenses of approximately $334,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    For the year ended July 31, 1999, the Trust recognized expenses of approximately $110,300 representing Van Kampen Funds Inc. or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Trust.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent of the Trust. For the year ended July 31, 1999, the Trust recognized expenses for these services of approximately $5,333,400. Transfer agency fees are determined through negotiations with the Trust's Board of Trustees and are based on competitive market benchmarks.

                                 July 31, 1999
--------------------------------------------------------------------------------

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.
    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.
    During the period, the Trust owned shares of the following affiliated companies. Affiliated companies are defined by the Investment Company Act of 1940 as those companies in which a fund holds 5% or more of the outstanding voting securities.

                                          Realized     Dividend   Market Value
           Name               Shares*    Gain/(Loss)    Income     at 7/31/99
------------------------------------------------------------------------------
American Blind and
  Wallpaper Factory,
  Inc......................    198,600        0              0    $ 1,999,906
London Fog Industries,
  Inc......................  1,083,301        0              0     10,984,672
Fleer/Marvel Entertainment,
  Inc......................  1,461,767        0        653,734     11,386,570
Payless Cashways, Inc......  1,024,159        0              0      2,176,338
Rowe International, Inc....     91,173        0              0      2,500,900
Trans World Entertainment
  Corp.....................  3,789,962        0              0     47,137,653

*Shares were acquired through the restructuring of Senior loan interests.

3. CAPITAL TRANSACTIONS
At July 31, 1999 and July 31, 1998, paid in surplus aggregated $8,246,435,399 and $7,327,247,726, respectively.
    Transactions in common shares were as follows:

                                                Year Ended       Year Ended
                                               July 31, 1999    July 31, 1998
-----------------------------------------------------------------------------
Beginning Shares...........................     733,069,022      626,018,023
                                               ------------      -----------
  Shares Sold..............................     169,386,633      165,907,778
  Shares Issued Through Dividend
     Reinvestment..........................      27,059,241       24,636,104
  Shares Repurchased.......................    (103,902,671)     (83,492,883)
                                               ------------      -----------
  Net Increase in Shares Outstanding.......      92,543,203      107,050,999
                                               ------------      -----------
Ending Shares..............................     825,612,225      733,069,022
                                               ============      ===========

                                 July 31, 1999
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $3,787,004,302 and $3,058,028,938, respectively.

5. TENDER OF SHARES

The Board of Trustees currently intends, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its then outstanding common shares at the then net asset value of the common shares. For the year ended July 31, 1999, 103,902,671 shares were tendered and repurchased by the Trust.

6. EARLY WITHDRAWAL CHARGE

An early withdrawal charge to recover offering expenses will be imposed in connection with most common shares held for less than five years which are accepted by the Trust for repurchase pursuant to tender offers. The early withdrawal charge will be payable to Van Kampen. Any early withdrawal charge which is required to be imposed will be made in accordance with the following schedule.

                                                            WITHDRAWAL
                   YEAR OF REPURCHASE                         CHARGE
----------------------------------------------------------------------
First...................................................       3.0%
Second..................................................       2.5%
Third...................................................       2.0%
Fourth..................................................       1.5%
Fifth...................................................       1.0%
Sixth and following.....................................       0.0%

    For the year ended July 31, 1999, Van Kampen received early withdrawal charges of approximately $13,808,700 in connection with tendered shares of the Trust.

7. COMMITMENTS/BORROWINGS
Pursuant to the terms of certain of the Variable Rate Senior Loan agreements, the Trust had unfunded loan commitments of approximately $267,917,303 as of July 31, 1999. The Trust generally will maintain with its custodian short-term investments having an aggregate value at least equal to the amount of unfunded loan commitments.

    The Trust, along with the Van Kampen Senior Floating Rate Fund, has entered into a revolving credit agreement with a syndicate led by Bank of America for an aggregate of

                                 July 31, 1999
--------------------------------------------------------------------------------

$500,000,000, which will terminate on June 13, 2000. The proceeds of any borrowing by the Trust under the revolving credit agreement may only be used, directly or indirectly, for liquidity purposes in connection with the consummation of a tender offer by the Trust for its shares. Annual commitment fees of .09% are charged on the unused portion of the credit line. Borrowings under this facility will bear interest at either the LIBOR rate or the Federal Funds rate plus .45%, except during the period from December 17, 1999 through January 14, 2000, the applicable margin shall be .575%. There have been no borrowings under this agreement to date.

8. SENIOR LOAN PARTICIPATION COMMITMENTS
The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, Selling Participant or other persons interpositioned between the Trust and the borrower.

    At July 31, 1999, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                    PRINCIPAL
                                                     AMOUNT       VALUE
              SELLING PARTICIPANT                     (000)       (000)
-------------------------------------------------------------------------
Lehman Brothers.................................    $100,000     $ 99,998
Bankers Trust...................................      59,153       59,157
Bank of New York................................      45,000       44,915
Chase Securities Inc............................      10,066       10,066
Donaldson Lufkin Jenrette.......................       4,988        4,987
Goldman Sachs...................................       3,948        3,948
Canadian Imperial Bank of Commerce..............       3,442        3,443
                                                    --------     --------
Total...........................................    $226,597     $226,514
                                                    ========     ========

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of
Van Kampen Prime Rate Income Trust:

We have audited the accompanying statement of assets and liabilities of Van Kampen Prime Rate Income Trust (the "Trust"), including the portfolio of investments as of July 31, 1999, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian and selling or agent banks; where replies were not received we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Prime Rate Income Trust as of July 31, 1999, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP
Chicago, Illinois
September 14, 1999

                                VAN KAMPEN FUNDS

GROWTH
   Aggressive Equity
   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Growth
   Pace
   Small Cap Value
   Technology
GROWTH AND INCOME
   Comstock
   Equity Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
GLOBAL/INTERNATIONAL
   Asian Growth
   Emerging Markets
   European Equity
   Global Equity
   Global Equity Allocation
   Global Fixed Income
   Global Franchise
   Global Government Securities
   Global Managed Assets
   International Magnum
   Latin American
   Short-Term Global Income
   Strategic Income
   Worldwide High Income
INCOME
   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   High Yield & Total Return
   Limited Maturity Government
   U.S. Government
   U.S. Government Trust for Income
CAPITAL PRESERVATION
   Reserve
   Tax Free Money
SENIOR LOAN
   Prime Rate Income Trust
   Senior Floating Rate
TAX FREE
   California Insured Tax Free
   Florida Insured Tax Free Income
   High Yield Municipal
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Tax Free High Income

To find out more about any of these funds, ask your financial advisor for a prospectus, which contains more complete information, including sales charges, risks, and ongoing expenses. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  WWW.VANKAMPEN.COM--to view a prospectus, select Download Prospectus

- call us at 1-800-341-2911 weekdays from 7:00 a.m. to 7:00 p.m. Central time. Telecommunications Device for the Deaf users, call 1-800-421-2833.

- e-mail us by visiting WWW.VANKAMPEN.COM and selecting Contact Us

                       VAN KAMPEN PRIME RATE INCOME TRUST

BOARD OF TRUSTEES

DAVID C. ARCH

ROD DAMMEYER

HOWARD J KERR

DENNIS J. MCDONNELL*

STEVEN MULLER

THEODORE A. MYERS

RICHARD F. POWERS, III*--Chairman

HUGO F. SONNENSCHEIN

WAYNE W. WHALEN*

OFFICERS

RICHARD F. POWERS, III*
President

DENNIS J. MCDONNELL*
Executive Vice President and
Chief Investment Officer

A. THOMAS SMITH III*
Vice President and Secretary

JOHN L. SULLIVAN*
Vice President, Treasurer, and
Chief Financial Officer

CURTIS W. MORELL*
Vice President and Chief Accounting Officer

TANYA M. LODEN*
Controller

PETER W. HEGEL*
MICHAEL SANTO*
EDWARD C. WOOD, III*
Vice Presidents

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT
ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT ACCOUNTANTS

KPMG LLP
303 East Wacker Drive

Chicago, Illinois 60601

* "Interested" persons of the Fund, as defined in the Investment Company Act of 1940.

(C) Van Kampen Funds Inc., 1999 All rights reserved.

(SM) denotes a service mark of Van Kampen Funds, Inc.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless it has been preceded or is accompanied by an effective prospectus of the Fund which contains additional information on how to purchase shares and other pertinent data. After December 31, 1999 the report must, if used with prospective investors, be accompanied by a monthly performance update.

                         YEAR 2000 READINESS DISCLOSURE

Like other mutual funds, financial and business organizations and individuals around the world, the Trust could be adversely affected if the computer systems used by the Trust's investment adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Trust's investment adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Trust's other major service providers. At this time, there can be no assurances that these steps will be sufficient to avoid any adverse impact to the Trust. In addition, the Year 2000 Problem may adversely affect the markets and the issuers of securities in which the Trust may invest that, in turn, may adversely affect the net asset value of the Trust. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies or issuers and overall economic uncertainty. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Trust's investments may be adversely affected. The statements above are subject to the Year 2000 Information and Readiness Disclosure Act, which may limit the legal rights regarding the use of such statements in the case of dispute.